NATURE OF OPERATIONS AND GOING CONCERN (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
NATURE OF OPERATIONS AND GOING CONCERN
Accumulated deficit	$ (116,890)	$ (77,000)
Net loss	(39,890)	(17,978)
Current tax credits receivable	3,958	3,958
Cash	$ 62,355	$ 4,520